Document and Entity Information Document Document	May 11, 2020
Document Cover [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock
Entity Information, Former Legal or Registered Name	None
Entity Incorporation, State or Country Code	WA
Document Type	8-K
Document Period End Date	May 11, 2020
Entity Registrant Name	AVISTA CORPORATION
Entity File Number	1-3701
Entity Tax Identification Number	91-0462470
Entity Address, Address Line One	1411 East Mission Avenue
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99202-2600
City Area Code	509
Local Phone Number	489-0500
Trading Symbol	AVA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000104918